Parent Company Only Condensed Financial Information - Condensed Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
General and administrative expenses	¥ (172,557,554)	$ (26,445,602)	¥ (184,989,324)	¥ (95,261,152)
Interest expenses	(3,456,316)	(529,704)	(2,505,904)	(541,876)
Share of profit in subsidiaries, net (Note a)	909,364	139,366	140,564	(8,300,584)
Income before income taxes and share of (losses) gains in equity method investments	354,252,573	54,291,582	626,079,555	532,239,541
Other comprehensive income, net of tax - Foreign currency translation adjustments	(19,714,207)	(3,021,335)	2,933,162	66,453,841
Comprehensive income attributable to ordinary shareholders	241,630,184	37,031,445	445,651,425	438,165,060
Parent Company
General and administrative expenses	(9,967,834)	(1,527,638)	(33,538,433)	(1,307,753)
interest income	8,173	1,253	5,970,063	13,785,679
Interest expenses			(646,315)
(Losses) Gains on investments in equity securities	(11,392,623)	(1,745,996)	6,473,358
Share of profit in subsidiaries, net (Note a)	282,696,675	43,325,161	464,459,590	359,233,293
Income before income taxes and share of (losses) gains in equity method investments	261,344,391	40,052,780	442,718,263	371,711,219
Other comprehensive income, net of tax - Foreign currency translation adjustments	(19,714,207)	(3,021,335)	2,933,162	66,453,841
Comprehensive income attributable to ordinary shareholders	¥ 241,630,184	$ 37,031,445	¥ 445,651,425	¥ 438,165,060